Financial Instruments	9 Months Ended
Sep. 30, 2019
Text block [abstract]
Financial Instruments
21.	FINANCIAL INSTRUMENTS

a.	Fair value of financial instruments not measured at fair value
The Group believes that the carrying amounts of financial assets and financial liabilities not measured at fair value approximate their fair values.
b.	Fair value of financial instruments measured at fair value on a recurring basi s

1)	Fair value hierarchy
December 31, 2018

	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Derivative financial assets	$—	$—	$60,004	$60,004

Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income
Unlisted shares	$—	$187,244	$—	$187,244

September 30, 2019

	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Derivative financial assets	$—	$—	$38,006	$38,006

Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income
Unlisted shares	$—	$—	$178,198	$178,198

There were no transfers between Levels 1 and 2 in the current and prior periods.

2)	Reconciliation of Level 3 fair value measurements of financial assets
For financial assets measured at Level 3, there is no other reconciliation item for the nine months ended September 30 2019, except for the change in fair value that is recognized in the condensed consolidated statements of comprehensive income and the transfers into Level 3 due to significant unobservable inputs applied for the financial assets at fair value through other comprehensive income.

3)	Valuation techniques and inputs applied for Level 2 fair value measurement
The fair values of unlisted equity investments are measured on the basis of the prices of recent investment by third parties with the consideration of other factors that market participants would take into account.

4)	Valuation techniques and inputs applied for Level 3 fair value measurement

a)
The fair values of warrants are determined using option pricing models where the significant unobservable input is historical volatility. An increase in the historical volatility used in isolation would result in an increase in the fair value. At September 30, 2019 and December 31, 2018, respectively, the historical volatility used were 41.9% and 42.3%.

b)
The fair values of non-listed foreign equity investments were Level 3 fair value assets, and determined using the market approach by reference the Price-to-Book ratios (P/B ratios) of peer companies that traded in active market. At September 30, 2019, the Company used significant unobservable inputs, including discount for lack of marketability of 10%, and discounts for lack of control of 10%. At September 30, 2019, assuming all other inputs remain equal, if discount for lack of marketability increases by 1%, the fair value would decrease by $1,980; if discount for lack of control increases by 1%, the fair value would decrease by $1,980.

c.	Categories of financial instruments

	December 31 2018	September 30 2019
Financial assets

Financial assets at fair value through profit or loss
Mandatorily classified as fair value through profit or loss	$60,004	$38,006
Financial assets at amortized cost (1)	29,080,981	8,101,535
Financial assets at fair value through other comprehensive income
Equity instruments	187,244	178,198
Financial liabilities

Financial liabilities at amortized cost (2)	21,304,150	17,664,326

1)	The balances included financial assets at amortized cost, which comprise of cash and cash equivalents, accounts receivable and refundable deposits.
2)	The balances include financial liabilities at amortized cost, which comprise of trade payables, partial other payables and long-term borrowings.

d.	Financial risk management objectives and policies
The Group’s financial risk management objective is to monitor and manage the financial risks relating to the operations of the Group. These risks include market risk (including foreign currency risk and interest rate risk), credit risk and liquidity risk. In order to minimize the effect of financial risks, the Group devoted time and resources to identify and evaluate the uncertainty of the market to mitigate risk exposures
.

1)	Market risk
The Group’s activities exposed it primarily to the financial risks of changes in foreign currency exchange rates (see (a) below) and interest rates (see (b) below).

a)	Foreign currency risk
The Group had foreign currency transactions, which exposed the Group to foreign currency risk
.
The Group’s significant financial assets and liabilities denominated in foreign currencies were as follows:

	December 31, 2018
	Foreign Currencies	Exchange Rate	Carrying Amount
Financial assets

Monetary items
SGD	$2,297,231	0.7335	$1,685,019
Financial liabilities

Monetary items
SGD	13,515,737	0.7335	9,914,437

	September 30, 2019
	Foreign Currencies	Exchange Rate	Carrying Amount
Financial assets

Monetary items
SGD	$1,196,676	0.7235	$865,849
Financial liabilities

Monetary items
SGD	15,093,019	0.7235	10,920,479
Sensitivity analysis
The Group is mainly exposed to the Singapore dollar.
The following table details the Group’s sensitivity to a 5% increase and decrease in the U.S. dollar against the relevant foreign currency. The rate of 5% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items. A positive number below indicates a decrease in pre-tax
loss where the U.S. dollar strengthens 5% against the relevant currency. For a 5% weakening of the U.S. dollar against the relevant currency, there would be an equal and opposite impact on pre-tax
loss, and the balances below would be negative.

	For the nine months ended September 30
	2018	2019
Profit or loss
SGD*	$(389,235)	$(502,732)

*	This is mainly attributable to the exposure to outstanding deposits in banks and loans in foreign currency at the end of the reporting period.

b)	Interest rate risk
The Group is exposed to interest rate risk because entities in the Group borrowed funds at fixed interest rates.
The sensitivity analysis below is determined based on the Group’s exposure to interest rates for fixed rate borrowings at the end of the reporting period, and is prepared assuming that the amounts of liabilities outstanding at the end of the reporting period are outstanding for the whole year. A
100-basis
point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.
If interest rates had been 100 basis points higher/lower and all other variables were held constant, the Group’s pre-tax
loss for the nine months ended September 30, 2018 and 2019 would have decreased/increased by $73,433 and $114,661 respectively.

2)	Credit risk
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to the Group. The Group adopted a policy of only dealing with creditworthy counterparties and financial institutions, where appropriate, as a means of mitigating the risk of financial loss from defaults.

3)	Liquidity risk
The Group manages liquidity risk by monitoring and maintaining a level of cash and cash equivalents that are deemed adequate to finance the Group’s operations and mitigate the effects of fluctuations in cash flows. In addition, management monitors the utilization of long-term borrowings and ensures compliance with repayment conditions.
As the Company is in the clinical research and development phase, the Company will be seeking future funding based on the requirements of its business operations. The Company intends to explore various means of fundraising to meet its funding requirements to carry out its business operations, such as offerings of American Depositary Shares (“ADSs”), domestic follow-on offerings of ordinary shares, venture debt and shareholder loans. The Company may also use other means of financing such as out-licensing of its intangible assets to generate revenue and cash. The Company has the ability to exercise discretion and flexibility to deploy its capital resources used in research and development activities according to the amount and timing of its financing activities. Accordingly, the Company believes that its existing cash and cash equivalents will enable it to fund its operating expenses and capital expenditure requirements and meet its obligations for at least the next twelve months from September 30, 2019. However, the future viability of the Company depends on its ability to raise additional capital to finance its operations.
On September 30, 2019 and October 25, 2019, the Company entered into a series of loan facilities with certain of the Company’s directors, existing stockholders or affiliates thereof, and others, for an aggregate loan amount of $2.95 million. The loan facilities provide the Company with additional working capital to support its ongoing research and development programs and clinical studies. The two types of loan facilities are described below:

Convertible Loan Facility
On September 30, 2019, the Company entered into a loan facility with Bukwang Pharmaceutical Co., Ltd., for an amount of $1.0 million (the “September 2019 Loan Facility”). The September 2019 Loan Facility has a two-year term with a 10% interest rate per annum, commencing upon the date the Company draws down on such facility. The Company has the option to repay the amounts owed under the September 2019 Loan Facility at any time, subject to certain conditions.
The lender will have the right to convert, at their option, any outstanding principal amount plus accrued and unpaid interest under the loan into that number of the Company’s newly issued ADSs calculated by dividing (a) such outstanding principal amount and accrued and unpaid interest under the loan by (b) 90% of the volume-weighted average price of the Company’s ADS on the date of the conversion notice. Each ADS represents five ordinary shares of the Company. The ability to convert is subject to certain conditions, including that the Company’s ordinary shares will have been delisted from the TPEx, and expires at the expiry of the term of the loan.
October 2019 Loan Facility
On October 25, 2019, the Company entered into a loan facility with certain existing stockholders/directors, or affiliates thereof, for an aggregate amount of $1.95 million (collectively, the “October 2019 Loan Facility”). The October 2019 Loan Facility has a two-year term with a 10% interest rate per annum, commencing upon the date the Company draws down the facility, which must be drawn down in full. The Company has the option to repay not less than $1.0 million of the amounts owed under the October 2019 Loan Facilities at any time, subject to certain conditions. In the event that the Company raises net proceeds of more than $19.5 million in a financing transaction during the loan term, the Company will be obligated to repay any unpaid portion of the principal amount and accrued interest thereunder within 30 days of the receipt of the proceeds from such financing transaction.
The October 2019 Loan Facility provides that, during the time that any amount is outstanding thereunder, the Company will not (i) incur any finance debt which is secured by a security interest or (ii) carry out or implement any merger, consolidation, reorganization (other than the solvent reorganization of the Company), recapitalization, reincorporation, share dividend or other changes in the capital structure of the Company which may have a material adverse effect on the rights of the lenders, in each case except with the prior written consent of the lenders. In addition, upon an event of default (as defined in the October 2019 Loan Facility), the lenders may declare the principal amounts then outstanding and all interest thereon accrued and unpaid to be immediately due and payable to the lenders.
In the event that the Company draws down on the October 2019 Loan Facility, the Company will issue the lenders warrants (the “Warrants”) to purchase an aggregate number of ADSs calculated by dividing (a) 50% of the aggregate principal amount provided to the Company by (b) the Warrant Exercise Price. The “Warrant Exercise Price” is equal to 120% of the volume-weighted average price per ADS on the draw down date, and will be the exercise price per ADS for the Warrants. The Warrants are exercisable only after the Company’s ordinary shares have been delisted from TPEx, and will expire on the earlier of (i) the first anniversary of such TPEx delisting or (ii) expiry of the term of the October 2019 Loan Facility. If, by expiry of the term of the October 2019 Loan Facility, (i) the Company’s shares have not been delisted from TPEx and (ii) the Warrants have not been exercised, the lenders shall be entitled to receive a further sum equal to 5% of the principal amount per annum, by way of additional interest, payable by the Company upon expiry of the loan term.
The Company’s board of directors has resolved to issue ordinary shares for cash sponsoring the issuance of ADSs in October 2019 as well.
The Company is currently in the process of finalizing its funding plans through public offerings in the United States and has submitted an application to Taiwan Securities and Futures Bureau for the required regulatory approval. If the Company is unable to obtain sufficient funds at acceptable terms when needed, the Company could be required to delay, limit or reduce certain of its research and development programs, which could have effects on the Company’s business prospects. Although management continues to pursue these plans, there can be no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations.